Cover Pages	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Macro Bank Inc.
Entity Central Index Key	0001347426
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Address, Country	AR
Document Shell Company Report	false
Document Transition Report	false
Document Annual Report	true
Entity Interactive Data Current	No
Entity Voluntary Filers	No
ICFR Auditor Attestation Flag	true
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	BMA
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Class A Common Stock [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	11,235,670
Class B Common Stock [member]
Document Information [Line Items]
Trading Symbol	BMA
Title of 12(b) Security	Class B ordinary shares
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	628,177,738